Cover	Dec. 03, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Entity File Number	001-39576
Entity Registrant Name	Apollo Strategic Growth Capital
Entity Central Index Key	0001820872
Entity Tax Identification Number	98-0598290
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9 West 57th Street, 43rd Floor
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class;A ordinary share, $0.00005 par value, and one-third of one warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.00005 par value, and one-third of one warrant
Trading Symbol	APSG.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A ordinary share
Trading Symbol	APSG
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	APSG WS
Security Exchange Name	NYSE